Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	686,057	712,373
Allowance for doubtful accounts	(10,261)	(19,263)
Accounts receivable, net	675,796	693,110

On January 1, 2023, the Group adopted ASC 326 using a modified retrospective method for accounts receivable measured at amortized cost.

The movements in the allowance for doubtful accounts are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	—	(10,261)
Impact of adoption of ASC 326	—	(475)
Additions	(10,866)	(18,468)
Reversals	—	9,908
Write-offs	605	33
Balance at end of the year	(10,261)	(19,263)